Long-Term Debt - Scheduled Maturities of Long-Term Debt (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Due in the twelve months ending March 31:
Total		₨ 5,866,163.2	$ 68,666.3	₨ 6,648,772.0
Long-Term Debt Excluding Perpetual Debt
Due in the twelve months ending March 31:
2026		1,466,542.2	17,166.6
2027		1,290,428.6	15,105.1
2028		355,754.9	4,164.3
2029		629,335.3	7,366.7
2030		314,375.1	3,679.9
Thereafter		1,672,162.9	19,573.5
Total	[1]	₨ 5,728,599.0	$ 67,056.1

[1]	The scheduled maturities of long-term debt do not include perpetual bonds of Rs. 137,564.2 million (net of debt issuance cost).